ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Supplement dated December 10, 2012,
 to the Prospectus dated April 30, 2012

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	Effective on or about December 14, 2012, the discussion of investment strategies for the AZL MVP Funds will be changed as follows:

Throughout the prospectus, references to the “AZL MVP Fund Subsidiaries,” or to the “Subsidiary” or “Subsidiaries,” are deleted.

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For the AZL MVP Fusion Balanced Fund, the fifth paragraph in the “Principal Investment Strategies of the Fund” section beginning on page 15 is deleted and replaced with the following paragraph:

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives by investing directly in derivatives; the Fund may also gain exposure to derivatives indirectly through Fusion Permitted Underlying Investments.

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For the AZL MVP Fusion Moderate Fund, the fifth paragraph in the “Principal Investment Strategies of the Fund” section beginning on page 18 is deleted and replaced with the following paragraph:

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives by investing directly in derivatives; the Fund may also gain exposure to derivatives indirectly through Fusion Permitted Underlying Investments.

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For the AZL MVP Balanced Index Strategy Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section beginning on page 27 is deleted and replaced with the following paragraph:

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives by investing directly in derivatives; the Fund may also gain exposure to derivatives indirectly through Permitted Underlying Investments.

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For the AZL MVP Growth Index Strategy Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section beginning on page 30 is deleted and replaced with the following paragraph:

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives by investing directly in derivatives; the Fund may also gain exposure to derivatives indirectly through Permitted Underlying Investments.

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For the AZL MVP BlackRock Global Allocation Fund, the third paragraph in the “Principal Investment Strategies of the Fund” section beginning on page 33 is deleted and replaced with the following paragraph:

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives by investing directly in derivatives; the Fund may also gain exposure to derivatives indirectly through Permitted Underlying Investments.

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For the AZL MVP Franklin Templeton Founding Strategy Plus Fund, the third paragraph in the “Principal Investment Strategies of the Fund” section beginning on page 36 is deleted and replaced with the following paragraph:

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives by investing directly in derivatives; the Fund may also gain exposure to derivatives indirectly through Permitted Underlying Investments.

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For the AZL MVP Invesco Equity and Income Fund, the third paragraph in the “Principal Investment Strategies of the Fund” section beginning on page 39 is deleted and replaced with the following paragraph:

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives by investing directly in derivatives; the Fund may also gain exposure to derivatives indirectly through Permitted Underlying Investments.

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The entry concerning The AZL MVP Funds, in the section “More about the Funds -The AZL MVP FUNDS” beginning on page 55, is deleted and replaced in its entirety as follows:

The AZL® MVP Funds
AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Moderate Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP BlackRock Global Allocation Fund
AZL® MVP Franklin Templeton Founding Strategy Plus Fund
AZL® MVP Invesco Equity and Income Fund

Each of the AZL MVP Funds utilizes the MVP (Managed Volatility Portfolio) risk management process (which may be referred to as the MVP risk management overlay), which is intended to manage the risk of each Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Funds to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Funds normally will gain exposure to futures, options and other derivative securities by investing directly in derivatives, but the Funds also may gain exposure to derivatives indirectly through Permitted Underlying Investments.

Derivative securities provide the Manager an effective method to reduce volatility of the Funds and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in a Fund underperforming the market during rising markets, and outperforming the market during declining markets.

Pursuant to the MVP risk management process, each AZL MVP Fund may allocate up to 20% of its respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The risk management process is more likely to be implemented in Funds which have a greater allocation to equities and other more volatile asset classes. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not underlying funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

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Generally, the MVP risk management process will not reduce equity exposure during periods of moderate and low market volatility. However, during such conditions, each AZL MVP Fund may allocate a portion of its assets to derivative securities, primarily index futures, for the purpose of gaining broad equity and fixed income exposure. This feature is intended to reduce the potential drag of the AZL MVP Funds’ cash position on portfolio performance during periods of moderate and low market volatility, and is not intended to provide leverage.

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The first sentence in the first paragraph in the “Fund Operating Expense Limitation Agreements” section on page 84 is deleted and replaced with the following sentence:

The Manager and each of the following Funds have entered into a written agreement, through April 30, 2013, limiting the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), to the amount set forth below.

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The second paragraph in the “Fund Operating Expense Limitation Agreements” section beginning on page 84 is deleted.

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The third paragraph in the “Fund Operating Expense Limitation Agreements” section on page 84 is deleted and replaced with the following:

Each Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. The Manager believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the underlying funds. These services include the asset allocation and monitoring functions provided by the Manager to the Funds.

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2.	The Commodity Exchange Act

The following section is added to the prospectus at the end of the “Management” section, beginning on page 83:

Commodity Exchange Act

Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association on behalf of the Funds, neither the Trust nor any Fund is deemed to be a “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, accordingly, they are excluded from registration or regulation as such under the CEA. On February 9, 2012, the CFTC adopted amendments to its rules; a Fund seeking to claim the exclusion after the effectiveness of the amended rules will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions. If a Fund were no longer able to claim the exclusion, the Manager would be required to register as a “commodity pool operator,” and the Fund and the Manager would be subject to regulation under the CEA. The Funds are not vehicles for trading in the commodity futures, commodity options, or swaps markets.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Supplement dated December 10, 2012,
to the Statement of Additional Information dated April 30, 2012

This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

1.	Effective on or about December 14, 2012, the discussion of investment strategies for the AZL MVP Funds and the AZL Fusion Funds will be changed as follows:

Throughout the Statement of Additional Information, references to the “AZL MVP Fund Subsidiaries,” or to the “Subsidiary” or “Subsidiaries,” are deleted.

In addition, effective January 1, 2013, there are changes to the temporary management fee waivers and temporary expense limitations for the AZL MVP Funds and the AZL Fusion Funds, as reflected in the two charts below.

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The section “MANAGED VOLATILITY PORTFOLIO” beginning on page 6 is deleted and replaced with the following:

MANAGED VOLATILITY PORTFOLIO

The Manager will implement the AZL MVP Funds’ managed volatility (MVP) risk management process (or, overlay) primarily using futures, but may also use other derivative securities, such as options. The Funds normally will gain exposure to futures, options and other derivative securities by investing directly in derivatives; however, the Funds also may invest in derivatives indirectly through Permitted Underlying Investments. Derivative securities provide the Manager an effective method to reduce volatility of a Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.

Changes in the laws applicable to the Funds could result in the inability of the Funds to operate as described in the Funds’ prospectus and this Statement of Additional Information and could adversely affect the Funds.

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Effective January 1, 2013, the third paragraph and chart under “The Manager” section on page 46 is deleted and replaced with the following:

The Trust, on behalf of each Fund, has entered into a Management Agreement with the Manager. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Underlying Funds and other Permitted Underlying Investments. For management services, each Fund will pay the Manager a fee computed daily at an annual rate based on each Fund’s average daily net assets.

Gross Management Fee as a Percentage of Average Net Assets
AZL Balanced Index Strategy Fund	0.05%
AZL Fusion Balanced Fund	0.20%*
AZL Fusion Conservative Fund	0.20%**
AZL Fusion Moderate Fund	0.20%*
AZL Fusion Growth Fund	0.20%*
AZL Growth Index Strategy Fund	0.05%
AZL MVP Balanced Index Strategy Fund	0.10%
AZL MVP BlackRock Global Allocation Fund	0.10%
AZL MVP Franklin Templeton Founding Strategy Plus Fund	0.10%
AZL MVP Fusion Balanced Fund	0.20%
AZL MVP Fusion Moderate Fund	0.20%
AZL MVP Growth Index Strategy Fund	0.10%
AZL MVP Invesco Equity and Income Fund	0.10%

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*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.17%.

**         The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15%.

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Effective January 1, 2013, the seventh paragraph and chart under “The Manager” section beginning on page 46 is deleted and replaced with the following:

The Manager has contractually agreed to pay fund expenses, which may include waiving management fees, through April 30, 2013, in order to limit annual fund operating expenses for certain of the Funds of the Trust as follows:

Name of Fund	Expense Limitation for Fund
AZL Balanced Index Strategy Fund	0.20%
AZL Fusion Balanced Fund	0.30%
AZL Fusion Conservative Fund	0.35%
AZL Fusion Moderate Fund	0.30%
AZL Fusion Growth Fund	0.30%
AZL Growth Index Strategy Fund	0.20%
AZL MVP Balanced Index Strategy Fund	0.20%
AZL MVP BlackRock Global Allocation Fund	0.15%
AZL MVP Franklin Templeton Founding Strategy Plus Fund	0.15%
AZL MVP Fusion Balanced Fund	0.30%
AZL MVP Fusion Moderate Fund	0.30%
AZL MVP Growth Index Strategy Fund	0.20%
AZL MVP Invesco Equity and Income Fund	0.15%

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